SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2022	Dec. 31, 2021
USD [Member]
Debt Instrument [Line Items]
Exchange rate	0.7460
Year End Rate [Member] | HKD [Member]
Debt Instrument [Line Items]
Exchange rate	5.8253	5.8300
Year End Rate [Member] | USD [Member]
Debt Instrument [Line Items]
Exchange rate	0.7460	0.7396
Average Rate [Member] | HKD [Member]
Debt Instrument [Line Items]
Exchange rate	5.6813	5.8348
Average Rate [Member] | USD [Member]
Debt Instrument [Line Items]
Exchange rate	0.7259	0.7450